Real Estate	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Real Estate
Real Estate
The Company's real estate assets were comprised of the following ($ in thousands):

	Net Lease(1)	Operating Properties	Total
As of December 31, 2016
Land, at cost	$231,506	$211,054	$442,560
Buildings and improvements, at cost	987,050	311,283	1,298,333
Less: accumulated depreciation	(307,444)	(46,175)	(353,619)
Real estate, net	911,112	476,162	1,387,274
Real estate available and held for sale (2)	155,051	82,480	237,531
Total real estate	$1,066,163	$558,642	$1,624,805
As of December 31, 2015
Land, at cost	$268,927	$133,275	$402,202
Buildings and improvements, at cost	1,059,183	427,371	1,486,554
Less: accumulated depreciation	(318,839)	(79,142)	(397,981)
Real estate, net	1,009,271	481,504	1,490,775
Real estate available and held for sale (2)	148,841	137,274	286,115
Total real estate	$1,158,112	$618,778	$1,776,890

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(1)
In 2014, the Company partnered with a sovereign wealth fund to form a venture to acquire and develop net lease assets (the "Net Lease Venture") and gave a right of first refusal to the Net Lease Venture on all new net lease investments (refer to Note 7 for more information on the Net Lease Venture). The Company is responsible for sourcing new opportunities and managing the Net Lease Venture and its assets in exchange for a promote and management fee.

(2)
As of December 31, 2016 and 2015 the Company had $82.5 million and $137.3 million, respectively, of residential properties available for sale in its operating properties portfolio. As of December 31, 2016, net lease includes the Company's ground lease ("GL") assets that were reclassified to "Real estate available and held for sale" (refer to "Disposition of Ground Lease Business" below). As of December 31, 2016, the carrying value of the Company's GL assets were previously classified as $104.5 million in "Real estate, net," $37.5 million in "Deferred expenses and other assets, net," $8.2 million in "Deferred operating lease income receivable, net" and $3.5 million in "Accrued interest and operating lease income receivable, net" on the Company's consolidated balance sheet. As of December 31, 2015, net lease includes the Company's GL assets that were reclassified to "Real estate available and held for sale" (refer to "Disposition of Ground Lease Business" below). As of December 31, 2015, the carrying value of the Company's GL assets were previously classified as $103.2 million in "Real estate, net," $39.0 million in "Deferred expenses and other assets, net," $4.0 million in "Deferred operating lease income receivable, net" and $2.7 million in "Accrued interest and operating lease income receivable, net" on the Company's consolidated balance sheet.

Real Estate Available and Held for Sale—During the year ended December 31, 2016, the Company transferred net lease assets with a carrying value of $1.8 million and a commercial operating property with a carrying value of $16.1 million to held for sale due to executed contracts with third parties. The Company also acquired two residential condominium units for $1.8 million that are held for sale and had no operations as of December 31, 2016.

During the year ended December 31, 2015, the Company transferred net lease assets with a carrying value of $8.2 million to held for sale due to executed contracts with third parties and transferred a commercial operating property with a carrying value of $2.9 million to held for investment due to a change in business strategy.

During the year ended December 31, 2014, the Company transferred units with a carrying value of $56.7 million to held for sale due to the conversion of hotel rooms to residential units to be sold. The Company also transferred net lease assets with a carrying value of $4.0 million to held for sale due to executed contracts with third parties.

Acquisitions—During the year ended December 31, 2016, the Company acquired one net lease asset for $32.7 million. During the same period, the Company also acquired land for $3.9 million and simultaneously entered into a 99 year ground net lease with the seller of the land. The land acquired is included in our net lease business segment.

During the year ended December 31, 2015, the Company acquired, via deed-in-lieu, title to a residential operating property, which had a total fair value of $13.4 million and previously served as collateral for loans receivable held by the Company. No gain or loss was recorded in connection with this transaction.

During the year ended December 31, 2014, the Company acquired, via deed-in-lieu, title to three commercial operating properties which had a total fair value of $72.4 million and previously served as collateral for loans receivable held by the Company. No gain or loss was recorded in connection with these transactions. The following unaudited table summarizes the Company's pro forma revenues and net income for the year ended December 31, 2014 as if the acquisition of the properties acquired during the year ended December 31, 2014 was completed on January 1, 2013 (unaudited and $ in thousands):

Pro forma total revenues	$449,449
Pro forma net income	15,351

From the date of acquisition in May 2014 through December 31, 2014, $8.3 million in total revenues and $2.9 million in net loss of the acquiree are included in the Company’s consolidated statements of operations. The pro forma revenues and net income are presented for informational purposes only and may not be indicative of what the actual results of operations of the Company would have been assuming the transaction occurred on January 1, 2013, nor do they purport to represent the Company’s results of operations for future periods.
Disposition of Ground Lease Business—In April 2017, institutional investors acquired a 51% controlling interest in the Company's GL business through the merger of a Company subsidiary and related transactions (the "Acquisition Transactions"). The Company's GL business was a component of the Company's net lease segment and consisted of 12 properties subject to long-term net leases including seven GLs and one master lease (covering five properties). The acquiring entity was a newly formed unconsolidated entity named Safety, Income and Growth, Inc. ("SAFE"). The carrying value of the Company's GL assets was approximately $161.1 million. Shortly before the Acquisition Transactions, the Company completed a $227.0 million secured financing on its GL assets (the "2017 Secured Financing"). The Company received all of the proceeds of the 2017 Secured Financing. The Company received an additional $113.0 million of proceeds in the Acquisition Transactions, including $55.5 million that the Company contributed to SAFE in its initial capitalization. As a result of the Acquisition Transactions, the Company will deconsolidate the 12 properties and the associated 2017 Secured Financing and account for its investment in SAFE as an equity method investment. The carrying value of the 12 properties is classified in "Real estate available and held for sale" on the Company's consolidated balance sheets as of December 31, 2016 and 2015.
SAFE completed an initial public offering (the "Offering") raising $205.0 million in gross proceeds and concurrently completed a $45.0 million private placement to the Company. In addition, the Company committed to pay up to $25.0 million in organization and offering costs in connection with the Offering and concurrent private placement, including commissions payable to the underwriters and other offering expenses. A wholly-owned subsidiary of the Company will be the external manager of SAFE and will be entitled to a management fee, payable solely in shares of SAFE's common stock, equal to the sum of 1.0% of SAFE's total equity up to $2.5 billion and 0.75% of SAFE's total equity in excess of $2.5 billion. The Company is not entitled to receive any performance or incentive compensation. The Company is also entitled to receive expense reimbursements, payable solely in shares of SAFE's common stock, for its personnel that perform certain legal, accounting, due diligence tasks and other services that third-party professionals or outside consultants otherwise would perform.
Discontinued Operations—The transactions described above involving the Company's GL business qualified for discontinued operations and the following table summarizes income from discontinued operations for the years ended December 31, 2016, 2015 and 2014 ($ in thousands)(1):

	2016	2015	2014
Revenues	$21,839	$18,520	$16,878
Expenses	3,569	3,443	3,756
Income from discontinued operations	$18,270	$15,077	$13,122
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(1)	Revenues primarily consisted of operating lease income and expenses primarily consisted of depreciation and amortization and real estate expense.

The following table presents cash flows provided by operating activities and cash flows used in investing activities from discontinued operations for the years ended December 31, 2016, 2015 and 2014 ($ in thousands).

	2016	2015	2014
Cash flows provided by operating activities	$16,662	$14,446	$15,459
Cash flows used in investing activities	7,972	—	—
Other Dispositions—During the years ended December 31, 2016, 2015 and 2014, the Company sold residential condominiums for total net proceeds of $97.8 million, $127.9 million and $236.2 million, respectively, and recorded income from sales of real estate totaling $26.1 million, $40.1 million and $79.1 million, respectively.
During the years ended December 31, 2016, 2015 and 2014, the Company sold net lease assets for total net proceeds of $117.2 million, $100.8 million and $127.2 million, respectively, and recorded income from sales of real estate of $21.1 million, $40.1 million and $6.2 million, respectively.
During the year ended December 31, 2016, the Company sold commercial operating properties for total net proceeds of $229.1 million and recorded income from sales of real estate totaling $49.3 million.
During the year ended December 31, 2015, the Company sold a commercial operating property for $68.5 million to a newly formed unconsolidated entity in which the Company owns a 50.0% equity interest (refer to Note 7). The Company recognized a gain on sale of $13.6 million, reflecting the Company's share of the interest sold to a third party, which was recorded as "Income from sales of real estate" in the Company's consolidated statements of operations.
During the year ended December 31, 2015, the Company, through a consolidated entity, sold a leasehold interest in a commercial operating property with a carrying value of $126.3 million for net proceeds of $93.5 million and simultaneously entered into a ground lease with the buyer with an initial term of 99 years. The Company sold the leasehold interest at below fair value to incentivize the buyer to enter into an above market ground lease. As a result, the Company recorded no gain or loss on the sale and recorded a lease incentive asset of $32.8 million, which is included in "Real estate available and held for sale" on the Company's consolidated balance sheets. In December 2015, the Company acquired the noncontrolling interest in the entity for $6.4 million.

During the year ended December 31, 2015, the Company also sold three commercial operating properties for net proceeds of $5.0 million which approximated carrying value.
During the year ended December 31, 2014, the Company sold its 72% interest in a previously consolidated entity, which owned a net lease asset subject to a non-recourse mortgage of $26.0 million at the time of sale, to the Net Lease Venture for net proceeds of $10.1 million that approximated carrying value (refer to Note 7). During the year ended December 31, 2014, the Company also sold a net lease asset for net proceeds of $93.7 million, which approximated carrying value, to the Net Lease Venture (refer to Note 7).
During the year ended December 31, 2014, the Company sold commercial operating properties for total net proceeds of $34.2 million and recorded income from sales of real estate of $4.6 million.
Impairments—During the years ended December 31, 2016, 2015 and 2014, the Company recorded impairments on real estate assets totaling $10.7 million, $5.9 million and $11.8 million, respectively. The impairments recorded in 2016 resulted from unfavorable local market conditions on residential operating properties and impairments upon the execution of sales contracts on net lease assets. The impairments recorded in 2015 resulted from a change in business strategy for two commercial operating properties and unfavorable local market conditions for one residential property. The impairments recorded in 2014 resulted from changes in business strategy for a residential property, unfavorable local market conditions for two real estate properties and from the sale of net lease assets.
Tenant Reimbursements—The Company receives reimbursements from tenants for certain facility operating expenses including common area costs, insurance, utilities and real estate taxes. Tenant expense reimbursements were $24.3 million, $26.8 million and $30.0 million for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts are included in "Operating lease income" in the Company's consolidated statements of operations.
Allowance for Doubtful Accounts—As of December 31, 2016 and 2015, the allowance for doubtful accounts related to real estate tenant receivables was $1.3 million and $1.9 million, respectively, and the allowance for doubtful accounts related to deferred operating lease income was $1.3 million and $1.5 million, respectively. These amounts are included in "Accrued interest and operating lease income receivable, net" and "Deferred operating lease income receivable, net," respectively, on the Company's consolidated balance sheets.
Future Minimum Operating Lease Payments—Future minimum operating lease payments to be collected under non-cancelable leases, excluding customer reimbursements of expenses, in effect as of December 31, 2016, are as follows ($ in thousands):

Year	Net Lease Assets	Operating Properties
2017	$106,076	$36,580
2018	108,975	34,535
2019	109,485	30,805
2020	108,922	28,225
2021	108,922	26,794